-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------

                                ---------------
                                TAX-EXEMPT FUND
                                ---------------

                              SEMIANNUAL REPORT

                              June 30, 2001

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              Economy and Markets

                              FUND INFORMATION

                              Facts and Figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o Economic growth slowed sharply in the first half of 2001, but the U.S. economy looks more flat than down at midyear.

o Technology companies are saddled with excess inventories and capital goods spending has declined sharply.

o Consumers continue to spend and home-buying remained strong despite a slight uptick in the jobless rate.

o Short-term interest rates fell dramatically, from 6.0% to 3.75%, as the Federal Reserve took action six times during the six-month period.

THE MARKETS
o Despite a second quarter rebound, major U.S. stock market indexes were down during the period. The S&P 500 Index returned -6.69%.(1) The Nasdaq was off -13.97%.

o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.62% and the Merrill Lynch Mortgage-Backed Securities Index was up 3.56% for the six months ended June 30, 2001.(1)

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2001, Class A shares of State Street Research Tax-Exempt Fund returned 2.35% (does not reflect sales charge).(2) The fund underperformed the Lehman Brothers Municipal Bond Index, which gained 2.88% over the same period.(1)

o The fund benefited from a decision to lengthen duration when yields rose in the middle of the second quarter. (Duration is a measure of a bond fund's sensitivity to changing interest rates.)

o Price improvements in the fund's higher- yielding positions added to performance.

o Healthcare bonds also performed well as business prospects improved.

CURRENT STRATEGY
o We believe bonds will continue to benefit from falling interest rates.

o We believe municipal bonds will continue to experience demand from high-net-worth investors.

June 30, 2001

(1) The S&P 500 Index (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. The Merrill Lynch Mortgage-Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass- through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) 2.00% for Class B(1) shares; 2.00% for Class B shares; 2.00% for Class C shares; 2.51% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3),(4),(5)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 8/25/86)      10 YEARS      5 YEARS        1 YEAR
-----------------------------------------------------------------------------
Class A                 6.20%             5.89%        4.78%          3.56%
-----------------------------------------------------------------------------
Class B(1)              6.09%             5.72%        4.60%          2.58%
-----------------------------------------------------------------------------
Class B                 6.10%             5.74%        4.65%          2.69%
-----------------------------------------------------------------------------
Class C                 6.11%             5.74%        5.01%          6.69%
-----------------------------------------------------------------------------
Class S                 6.67%             6.58%        6.05%          8.79%
-----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3),(5)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                   (since 8/25/86)      10 YEARS      5 YEARS        1 YEAR
-----------------------------------------------------------------------------
Class A                 6.53%             6.38%        5.75%          8.44%
-----------------------------------------------------------------------------
Class B(1)              6.09%             5.72%        4.93%          7.58%
-----------------------------------------------------------------------------
Class B                 6.11%             5.75%        4.98%          7.69%
-----------------------------------------------------------------------------
Class C                 6.11%             5.75%        5.01%          7.69%
-----------------------------------------------------------------------------
Class S                 6.67%             6.58%        6.05%          8.79%
-----------------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                                               YIELD
                                            (28% federal
                               YIELD        tax bracket)
----------------------------------------------------------
Class A                        4.13%           5.74%
----------------------------------------------------------
Class B(1)                     3.63%           5.04%
----------------------------------------------------------
Class B                        3.62%           5.03%
----------------------------------------------------------
Class C                        3.62%           5.03%
----------------------------------------------------------
Class S                        4.64%           6.44%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 2001. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of net assets)

                AAA                    44%
                AA                     15%
                A                       7%
                BBB                    26%
                BB                      8%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc. *15% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY               VALUE
                                                           AMOUNT                DATE                (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 101.2%
CALIFORNIA 14.3%

Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, Ambac
Insured, 7.75% ......................................      $1,000,000           11/15/2008           $  1,236,750

Foothill/Eastern Transportation Corridor Agency,
Series 1995A Senior Lien Convertible Capital
Appreciation Bonds, 0.00% ...........................       1,695,000            1/01/2010              1,617,827

Port Hueneme Redevelopment Agency, Central Community
Project, 1993 Tax Allocation Refunding Bonds, Ambac
Insured, 5.50% ......................................       1,800,000            5/01/2014              1,956,546

California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .......       2,200,000            6/01/2014              2,216,896

Oakland Joint Powers Financing Authority, Lease
Revenue Refunding Bonds, (Oakland Convention
Centers), Series 2001, Ambac Insured, 5.50% .........       2,000,000           10/01/2014              2,178,040

California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ........................       1,000,000           11/01/2014              1,094,170

County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ....................       1,000,000            3/15/2015              1,182,010

California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% ...............................................         600,000            6/01/2015                643,656

Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured,
0.00% ...............................................       1,000,000            8/01/2015                487,510

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995 A (Fixed Rate),
Capital Appreciation Bonds, Senior Lien Series A,
0.00% ...............................................       5,000,000            1/01/2019              1,996,050

Redevelopment Agency of the City of Pittsburg,
California, Los Medanos Community Development,
Project, Tax Allocation Bonds, Series 1999, Ambac
Insured, 0.00% ......................................       2,000,000            8/01/2019                746,240

County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1, Improvement
Area No. 2 Special Tax Refunding Bonds, (Elliott
Ranch), 6.30% .......................................       3,000,000            9/01/2021              3,107,070

Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate, 1997 Series C Capital Appreciation
Bonds, FSA Insured, 0.00% ...........................       3,125,000            9/01/2025                807,969

City of Davis, Public Facilities Financing Authority,
Local Agency Revenue Bonds, 1997 Series A, 6.60% ....       1,030,000            9/01/2025              1,068,882

Sacramento, California, City Financing Authority,
Senior Revenue Bonds, (Sacramento Convention Center
Hotel Project), 1999 Series A, 6.25% ................       4,000,000            1/01/2030              4,028,960

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien,
Prerefunding to 1/01/2007 @ 96.22, 6.50%* ...........       6,000,000            1/01/2032              6,837,900
                                                                                                   --------------
                                                                                                       31,206,476
                                                                                                   --------------
COLORADO 7.3%

Colorado Department of Transportation, Transportation
Revenue Anticipation Notes, Series 2001A, MBIA
Insured, 5.50% ......................................       3,000,000            6/15/2013              3,244,770

E-470 Public Highway Authority, Senior Revenue Bonds,
Series 1997B, (Capital Appreciation Bonds), MBIA
Insured, 0.00% ......................................       5,000,000            9/01/2016              2,247,600

Eaglebend Affordable Housing Corporation, Multifamily
Housing Project Revenue Refunding Bonds, Series
1997A, 6.45% ........................................       2,000,000            7/01/2021              1,966,940

Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue Bonds
(E-470 Project), Prerefunded to
8/31/2005 @ 103, 7.00% ..............................       5,000,000            8/31/2026              5,780,600

Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds, 2001 Series
A-2, Senior Bonds (AMT), 6.50% ......................       1,200,000            8/01/2031              1,320,648

Northwest Parkway Public Highway Authority, Revenue
Bonds, Series 2001D, First Tier Subordinate Bonds
(Current Interest Bonds), Ambac and FSA Insured,
7.125% ..............................................       1,500,000            6/15/2041              1,488,150
                                                                                                   --------------
                                                                                                       16,048,708
                                                                                                   --------------
CONNECTICUT 5.3%

State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ............................................       1,500,000           10/01/2012              1,758,915

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue, Series D, 6.80% .....................       5,000,000            7/01/2022              5,122,150

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ......................       1,465,000            7/01/2023              1,429,210

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, Prerefunded to 7/1/2023 @
98.25, 6.00% ........................................       3,000,000            7/01/2023              3,223,410
                                                                                                   --------------
                                                                                                       11,533,685
                                                                                                   --------------
FLORIDA 13.3%

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 A, 6.30% .......................................       1,660,000            5/01/2002              1,664,831

Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% .................................         920,000            5/01/2003                921,021

City of Tampa, Florida, Guaranteed Entitlement
Refunding Revenue Bonds, Series 2001, Ambac Insured,
Refunding, 6.00% ....................................       1,430,000           10/01/2008              1,599,398

City of Tampa, Florida, Utilities Tax and Special
Revenue Refunding Bonds, Series 2001, Ambac Insured,
Refunding, 6.00% ....................................       1,000,000           10/01/2009              1,122,550

Refunding Certificates of Participation, (School
Board of Collier County, Florida Master Lease
Program), Series 2001A, FSA Insured, 5.50%+ .........       1,400,000            2/15/2011              1,481,382

City of Tampa, Florida Water and Sewer System
Refunding Revenue Bonds, Series 2002, FSA Insured,
5.50% ...............................................       1,000,000           10/01/2011              1,059,260

Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% .........       5,000,000           10/01/2017              5,965,350

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90% .......................................         710,000            5/01/2019                721,395

North Springs Improvement District, (Broward County,
Florida), Special Assessment Bonds, Series 1997,
(Heron Bay Project), 7.00% ..........................         707,000            5/01/2019                735,068

Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, Series 1996, (Orlando
Lutheran Towers, Inc.), 8.75% .......................       5,000,000            7/01/2026              5,392,850

Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
6.125% ..............................................       5,000,000           10/15/2026              5,144,400

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ..........       3,000,000            8/01/2027              3,204,180
                                                                                                   --------------
                                                                                                       29,011,685
                                                                                                   --------------
GEORGIA 9.3%

State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ........................................       4,300,000            3/01/2011              4,955,664

State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ........................................       1,000,000           12/01/2012              1,204,670

City of Atlanta, Airport General Revenue Refunding
Bonds, Series 2000C, Subject to AMT, FGIC Insured,
6.25%+ ..............................................       3,070,000            1/01/2014              3,388,206

Municipal Electric Authority of Georgia, Project One
Subordinated Bonds, Series 1998A, MBIA Insured, 5.25%       2,000,000            1/01/2014              2,098,300

Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series P,
Ambac Insured, 6.25% ................................       4,930,000            7/01/2020              5,683,649

City of Atlanta, Airport General Revenue and
Refunding Bonds, Series 2000A, FGIC Insured, 5.50% ..       3,000,000            1/01/2026              3,070,920
                                                                                                   --------------
                                                                                                       20,401,409
                                                                                                   --------------
MAINE 1.3%

Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ........................................       4,000,000            9/01/2027              2,936,960
                                                                                                   --------------
MARYLAND 3.4%

Howard County, Maryland, Multifamily Mortgage
Refunding Bonds, Series 1994, (Chase Glen Project),
Mandatory Put 7/1/2004 @ $100, 7.00% ................       5,000,000            7/01/2024              5,255,950

County of Anne Arundel, Maryland, Special Obligation
Revenue Bonds, (Arundel Mills Project), 7.10% .......       2,000,000            7/01/2029              2,138,100
                                                                                                   --------------
                                                                                                        7,394,050
                                                                                                   --------------
MASSACHUSETTS 6.8%

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox - 1994 Issue) Series A, 6.375% .....       1,500,000            7/01/2005              1,534,620

Massachusetts Bay Transportation Authority, General
Transportation System Bonds, 1994 Series A, Refunding
Bonds, 7.00% ........................................       3,385,000            3/01/2014              4,090,637

The Commonwealth of Massachusetts, General Obligation
Bonds, Consolidated Loan of 2000, Series B, 5.25% ...       3,000,000            6/01/2017              3,054,420

Massachusetts Water Pollution Abatement Trust, Water
Pollution Abatement Revenue Bonds, (MWRA Program),
Subordinated Series 1999 A, 6.00% ...................       3,000,000            8/01/2017              3,387,540

Fitchburg, Massachusetts, General Obligation Bond,
MBIA Insured, 4.50% .................................       1,000,000            2/15/2019                920,440

Massachusetts Industrial Finance Agency, (Marina Bay
LLC Project - 1997 Issue), 7.50% ....................       2,000,000           12/01/2027              1,966,000
                                                                                                   --------------
                                                                                                       14,953,657
                                                                                                   --------------
MICHIGAN 0.5%

State of Michigan, General Obligation Refunding
Bonds, Series 2001, 5.50% ...........................       1,000,000           12/01/2015              1,078,170
                                                                                                   --------------
MINNESOTA 0.8%

Minnesota Housing Finance Authority, Single Family
Mortgage Bonds, 1994 Series E, 5.90% ................       1,675,000            7/01/2025              1,720,828
                                                                                                   --------------
MISSOURI 1.0%

State Environmental Improvement and Energy Resources
Authority (State of Missouri), Water Pollution
Control Revenue Refunding Bonds (State Revolving Fund
Program - Master Trust), Series 2001B, 5.50% ........       2,000,000            7/01/2016              2,149,620
                                                                                                   --------------
NEVADA 5.8%

Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ............       5,045,000            6/15/2017              5,081,425

State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49 and
50, Series November 1, 1995A, FGIC Insured, 5.50% ...       5,000,000           11/01/2025              5,060,650

Director of the State of Nevada, Department of
Business and Industry, Las Vegas Monorail Project
Revenue Bonds, 1st Tier Series 2000, 5.375% .........       2,500,000            1/01/2040              2,448,250
                                                                                                   --------------
                                                                                                       12,590,325
                                                                                                   --------------
NEW JERSEY 3.8%

New Jersey Highway Authority (Garden State Parkway),
Senior Parkway Revenue Refunding Bonds, 2001 Series,
FGIC Insured, 5.50%+ ................................       3,000,000            1/01/2016              3,190,320

New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% ...       5,000,000            6/15/2017              5,030,900
                                                                                                   --------------
                                                                                                        8,221,220
                                                                                                   --------------
NEW MEXICO 1.8%

City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, 1997 Series D, (Public
Service Company of New Mexico San Juan Project),
6.375% ..............................................       4,000,000            4/01/2022              4,043,560
                                                                                                   --------------
NEW YORK 9.5%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ...............................       3,000,000           10/01/2011              3,191,280

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% ........................       2,500,000            4/01/2014              2,838,575

Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% ...................       5,000,000            7/01/2017              5,196,900

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, Subject to AMT, MBIA Insured,
5.75% ...............................................       2,000,000           12/01/2022              2,104,100

Suffolk County, Industrial Development Agency, (New
York), Civic Facility Revenue Bonds, Series 1999A,
(The Southampton Hospital Association Civic
Facility), 7.25% ....................................       1,000,000            1/01/2030                950,540

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000,
Series B, 5.125% ....................................       2,500,000            6/15/2031              2,421,850

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000
Series B, Prefunded, 6.00% ..........................       1,090,000            6/15/2033              1,252,889

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000
Series B, Prefunded, 6.00% ..........................         660,000            6/15/2033                727,261

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2001,
Series A, 5.50% .....................................       2,000,000            6/15/2033              2,043,800
                                                                                                   --------------
                                                                                                       20,727,195
                                                                                                   --------------
NORTH CAROLINA 0.7%

North Carolina Eastern Municipal Power Agency, Power
System Revenue Bonds, Series 1999D, 6.70% ...........       1,500,000            1/01/2019              1,602,780

OHIO 1.1%

County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, Series 1996A, (Upper
Valley Medical Center), 6.25% .......................       2,500,000            5/15/2016              2,395,075
                                                                                                   --------------
PENNSYLVANIA 3.0%

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A, 6.40%       2,500,000            1/01/2009              2,501,925

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .......       1,000,000           12/01/2010              1,033,470

Pennsylvania Turnpike Commission, Turnpike Revenue
Refunding Bonds, Series T of 2001, FGIC Insured,
5.50%+ ..............................................       1,000,000           12/01/2013              1,075,580

Pennsylvania Economic Development Financing
Authority, (Northwestern Human Services, Inc.
Project), Revenue Bonds, 1998 Series A, 5.25% .......       3,000,000            6/01/2028              2,061,420
                                                                                                   --------------
                                                                                                        6,672,395
                                                                                                   --------------
PUERTO RICO 2.1%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue Bonds, Series A, Ambac
Insured, 0.00% ......................................       1,765,000            7/01/2016               852,371

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1999, (General Obligation
Bonds), 5.25% .......................................       2,000,000            7/01/2017              2,091,740

Puerto Rico Highway and Transportation Authority,
Transportation Revenue Bonds, Series B, Ambac
Insured, 5.75% ......................................       1,500,000            7/01/2019              1,614,030
                                                                                                   --------------
                                                                                                        4,558,141
                                                                                                   --------------
SOUTH CAROLINA 2.3%

Tobacco Settlement Revenue Management Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2001B,
6.375% ..............................................       4,750,000            5/15/2030              4,969,117
                                                                                                   --------------
TENNESSEE 0.5%

The Health and Educational Facilities Board of the
Metropolitan Government of Nashville and Davidson
County, Tennessee, Revenue Refunding Bonds, 2001
Series A, The Vanderbilt University, 5.00% ..........       1,000,000            5/01/2016              1,001,860
                                                                                                   --------------
TEXAS 4.7%

Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ......................................       2,830,000            1/01/2014              2,972,490

Texas Water Development Board, State Revolving Fund,
Senior Lien Revenue Bonds, Program Series 1998A,
4.75% ...............................................       1,000,000            7/15/2020                937,370

Frisco Independent School District, (Collin and
Denton Counties, Texas), Unlimited Tax School
Building Bonds, Series 2000A, PSF-GTD Insured, 5.25%        1,000,000            8/15/2020              1,001,880

Harris County - Houston Sports Authority, Senior Lien
Revenue Refunding Bonds, Series 2001A, MBIA Insured,
0.00% ...............................................       3,000,000           11/15/2020              1,017,210

La Joya Independent School District (Hidalgo County,
Texas), Unlimited Tax School Building Bonds, Series
2000, 5.50% .........................................       3,000,000            2/15/2025              3,037,800

Austin Texas Convertible Enterprises, Inc.,
Convention Center Hotel First Tier Revenue Bonds,
Series 2001A, 6.70% .................................       1,250,000            1/01/2028              1,271,588
                                                                                                   --------------
                                                                                                       10,238,338
                                                                                                   --------------
UTAH 1.2%

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, Series A, 6.15% ............       1,580,000            7/01/2014              1,743,625

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996, Series A, 6.15% ......         920,000            7/01/2014                987,022
                                                                                                   --------------
                                                                                                        2,730,647
                                                                                                   --------------
WISCONSIN 1.4%

Southeast Wisconsin Professional Baseball Park
District, Sales Tax Revenue Refunding Bonds, Series,
1998A, MBIA Insured, 5.50% ..........................       2,800,000           12/15/2016              2,988,440
                                                                                                   --------------

Total Municipal Bonds and Investments
(Cost $209,853,630) ......................................................................            221,174,341
                                                                                                   --------------

SHORT-TERM OBLIGATIONS 0.2%

Lone Star, Airport Improvement Authority, Inc.,
Multiple Mode Demand Revenue Bonds, (American
Airlines, Inc. Project), Series A-2, 3.30% ..........         400,000            7/02/2001(+)             400,000
                                                                                                   --------------

Total Short-Term Obligations (Cost $400,000) .............................................                400,000
                                                                                                   --------------
Total Investments (Cost $210,253,630) - 101.4% ...........................................            221,574,341

Cash and Other Assets, Less Liabilities - (1.4%) .........................................             (3,079,797)
                                                                                                   --------------
Net Assets - 100.0% ......................................................................         $  218,494,544
                                                                                                   ==============

Federal Income Tax Information:
At June 30, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $210,253,630 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
value over tax cost ......................................................................          $  13,384,003
Aggregate gross unrealized depreciation for all investments in which there is an excess of
tax cost over value ......................................................................             (2,063,292)
                                                                                                    -------------
                                                                                                    $  11,320,711
                                                                                                    =============
------------------------------------------------------------------------------------------------------------------------
(+) Interest rate on this obligation may reset daily.
+   The delivery and payment of this security is beyond the normal settlement time. The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
*   A portion of this security is being used to collateralize the delayed delivery purchase noted above. The total market value of segregated securities is $6,837,900.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $210,253,630) (Note 1) .....................  $  221,574,341
Cash ...................................................................       1,165,066
Interest receivable ....................................................       3,825,810
Receivable for securities sold .........................................       2,160,825
Receivable for fund shares sold ........................................          82,553
Other assets ...........................................................          13,625
                                                                          --------------
                                                                             228,822,220
LIABILITIES
Payable for securities purchased .......................................       9,423,921
Dividends payable ......................................................         242,318
Payable for fund shares redeemed .......................................         183,050
Accrued transfer agent and shareholder services
  (Note 2) .............................................................         170,753
Accrued management fee (Note 2) ........................................          98,712
Accrued distribution and service fees (Note 4) .........................          84,230
Accrued trustees' fees (Note 2) ........................................          17,203
Accrued administration fee (Note 2) ....................................          12,709
Other accrued expenses .................................................          94,780
                                                                          --------------
                                                                              10,327,676
                                                                          --------------
NET ASSETS                                                                $  218,494,544
                                                                          ==============
Net Assets consist of:
  Undistributed net investment income ..................................      $  141,128
  Unrealized appreciation of investments ...............................      11,320,711
  Accumulated net realized loss ........................................      (1,400,403)
  Paid-in capital ......................................................     208,433,108
                                                                          --------------
                                                                          $  218,494,544
                                                                          ==============

Net Asset Value and redemption price per share of Class A shares
  ($159,276,534 / 19,452,271 shares)                                               $8.19
                                                                                   =====

Maximum Offering Price per share of Class A shares ($8.19 / 0.955) .....           $8.58
                                                                                   =====

Net Asset Value and offering price per share of Class B(1) shares
  ($13,227,091 / 1,618,538 shares)* ....................................           $8.17
                                                                                   =====

Net Asset Value and offering price per share of Class B shares
  ($37,328,534 / 4,559,644 shares)* ....................................           $8.19
                                                                                   =====

Net Asset Value and offering price per share of Class C shares
  ($2,097,941 / 256,311 shares)* .......................................           $8.19
                                                                                   =====

Net Asset Value, offering price and redemption price per share of Class
  S shares
  ($6,564,444 / 803,792 shares) ........................................           $8.17
                                                                                   =====

----------------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

----------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest .................................................................  $  6,428,140

EXPENSES
Management fee (Note 2) ..................................................       605,734
Transfer agent and shareholder services (Note 2) .........................       289,648
Custodian fee ............................................................        73,124
Registration fees ........................................................        28,000
Reports to shareholders ..................................................        24,100
Administration fee (Note 2) ..............................................        20,876
Audit fee ................................................................        18,075
Trustees' fees (Note 2) ..................................................         7,569
Distribution and service fees - Class A (Note 4) .........................       242,173
Distribution and service fees - Class B(1) (Note 4) ......................        56,305
Distribution and service fees - Class B (Note 4) .........................       192,011
Distribution and service fees - Class C (Note 4) .........................        10,111
Legal fees ...............................................................         3,258
Miscellaneous ............................................................         5,249
                                                                            ------------
                                                                               1,576,233
Fees paid indirectly (Note 2) ............................................       (11,121)
                                                                            ------------
                                                                               1,565,112
                                                                            ------------
Net investment income ....................................................     4,863,028
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .........................     1,537,161
Change in unrealized depreciation of investments .........................    (1,560,576)
                                                                            ------------
Net loss on investments ..................................................       (23,415)
                                                                            ------------
Net increase in net assets resulting from operations .....................  $  4,839,613
                                                                            ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND


------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                                    SIX MONTHS ENDED
                                                           YEAR ENDED                 JUNE 30, 2001
                                                        DECEMBER 31, 2000              (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .............................            $ 10,486,997               $  4,863,028
Net realized gain on
  investments .....................................                 227,278                  1,537,161
Change in unrealized appreciation
  (depreciation) of investments ...................              10,681,742                 (1,560,576)
                                                               ------------               ------------
Net increase resulting from
  operations ......................................              21,396,017                  4,839,613
                                                               ------------               ------------
Dividends from net investment
  income:
  Class A .........................................              (7,947,794)                (3,585,456)
  Class B(1) ......................................                (328,239)                  (210,705)
  Class B .........................................              (1,709,347)                  (718,460)
  Class C .........................................                 (80,757)                   (37,889)
  Class S .........................................                (438,401)                  (169,390)
                                                               ------------               ------------
                                                                (10,504,538)                (4,721,900)
                                                               ------------               ------------

Net decrease from fund share
  transactions (Note 5) ...........................             (26,259,873)                (8,007,829)
                                                               ------------               ------------
Total decrease in net assets ......................             (15,368,394)                (7,890,116)

NET ASSETS
Beginning of period ...............................             241,753,054                226,384,660
                                                               ------------               ------------
End of period (including undistributed net
  investment income of $0 and $141,128,
  respectively) ...................................            $226,384,660               $218,494,544
                                                               ============               ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2001

NOTE 1

State Street Research Tax-Exempt Fund is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

The investment objective of the fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the fund invests primarily in tax-exempt debt obligations which the investment manager believes will not involve undue risk.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. Class A shares pay annual distribution and service fees equal to 0.30% of average daily net assets. On January 1, 1999, the fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 2000, the fund had a capital loss carryforward of $2,648,182 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,354,630 and $293,552 expire on December 31, 2007 and 2008, respectively.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended June 30, 2001, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2001, the fees pursuant to such agreement amounted to $605,734.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2001, the amount of such expenses was $107,596.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of invested cash balances were used to reduce a portion of the fund's expense. During the six months ended June 30, 2001 the fund's transfer agent fees were reduced by $11,121 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,569 during the six months ended June 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research Funds. During the six months ended June 30, 2001, the amount of such expenses was $20,876.

NOTE 3

For the six months ended June 30, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $46,270,218 and $50,955,878, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2001, fees pursuant to such plans amounted to $242,173, $56,305, $192,011 and $10,111 for Class A,
Class B(1), Class B and Class C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $18,977 and $119,482, respectively, on sales of Class A shares of the fund during the six months ended June 30, 2001, and that MetLife Securities, Inc. earned commissions aggregating $137,943, $8 and $10 on sales of Class B(1), Class B and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $13,540 and $21,182 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $.001 par value per share. At June 30, 2001, MetLife owned 58,578 Class B(1) shares of the fund.

These transactions break down by share class as follows:

                                                                              SIX MONTHS ENDED
                                             YEAR ENDED                        JUNE 30, 2001
                                         DECEMBER 31, 2000                      (UNAUDITED)
                                 ----------------------------------  ---------------------------------
CLASS A                              SHARES            AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................       2,162,835     $   17,051,849        2,514,395      $  20,526,119
Issued upon reinvestment of
  dividends from net investment
  income ......................         725,169          5,738,780          320,782          2,616,693
Shares redeemed ...............      (4,949,421)       (39,010,052)      (3,679,218)       (29,968,280)
                                     ----------     --------------       ----------      -------------
Net decrease ..................      (2,061,417)    $  (16,219,423)        (844,041)     $  (6,825,468)
                                     ==========     ==============       ==========      =============

CLASS B(1)                           SHARES            AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         483,915     $    3,827,409          512,804      $   4,183,662
Issued upon reinvestment of
  dividends from net investment
  income ......................          30,496            241,347           18,953            154,276
Shares redeemed ...............        (243,633)        (1,914,396)        (137,800)        (1,123,135)
                                     ----------     --------------       ----------      -------------
Net increase ..................         270,778     $    2,154,360          393,957      $   3,214,803
                                     ==========     ==============       ==========      =============

CLASS B                              SHARES            AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................          92,752         $  735,423          187,520      $   1,533,340
Issued upon reinvestment of
  dividends from net investment
  income ......................         161,553          1,277,582          109,147            890,881
Shares redeemed ...............      (1,626,194)       (12,757,293)        (654,014)        (5,349,301)
                                     ----------     --------------       ----------      -------------
Net decrease ..................      (1,371,889)    $  (10,744,288)        (357,347)     $  (2,925,080)
                                     ==========     ==============       ==========      =============

CLASS C                              SHARES            AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         128,449     $    1,016,644           84,237      $     688,313
Issued upon reinvestment of
  dividends from net investment
  income ......................           6,457             51,067            3,039             24,801
Shares redeemed ...............        (147,719)        (1,168,490)         (80,776)          (660,061)
                                     ----------     --------------       ----------      -------------
Net increase (decrease) .......         (12,813)    $     (100,779)           6,500      $      53,053
                                     ==========     ==============       ==========      =============

CLASS S                              SHARES            AMOUNT              SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................         319,589     $    2,492,581           23,957      $     195,068
Issued upon reinvestment of
  dividends from net investment
  income ......................          28,151            222,287           12,543            102,056
Shares redeemed ...............        (517,669)        (4,064,611)        (223,239)        (1,822,261)
                                     ----------     --------------       ----------      -------------
Net decrease ..................        (169,929)    $   (1,349,743)        (186,739)     $  (1,525,137)
                                     ==========     ==============       ==========      =============

STATE STREET RESEARCH TAX-EXEMPT FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


For a share outstanding throughout each period:
                                                                CLASS A
                            -------------------------------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                                SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2001
                                  1996              1997              1998              1999             2000       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.26              8.10              8.51              8.54             7.79           8.18
                                  ----              ----              ----              ----             ----           ----
  Net investment income ($)       0.39              0.40              0.40              0.39             0.38           0.16
  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.16)             0.40              0.08             (0.75)            0.39           0.03
                                  ----              ----              ----              ----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.23              0.80              0.48             (0.36)            0.77           0.19
                                  ----              ----              ----              ----             ----           ----
  Dividends from net
    investment income ($)        (0.39)            (0.39)            (0.41)            (0.39)           (0.38)         (0.18)
  Distributions from
    capital gains ($)              --                --              (0.04)            (0.00)             --            --
                                  ----              ----              ----              ----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.39)            (0.39)            (0.45)            (0.39)           (0.38)         (0.18)
                                  ----              ----              ----              ----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      8.10              8.51              8.54              7.79             8.18           8.19
                                  ====              ====              ====              ====             ====           ====
Total return (%)(a)               2.93             10.17              5.79             (4.34)           10.10            2.35(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         223,407           209,552           205,773           174,256          166,043        159,277
Expense ratio (%)                 1.04              1.08              1.03              1.15             1.28            1.28(c)
Expense ratio after
  expense reductions (%)          1.04              1.08              1.02              1.15             1.28            1.27(c)
Ratio of net investment
  income to average net
  assets (%)                      4.82              4.91              4.69              4.64             4.77            4.57(c)
Portfolio turnover rate
  (%)                           125.24             60.48             36.22             24.60            17.47          20.50

                                                                CLASS B(1)
                                             -------------------------------------------------
                                                     YEARS ENDED
                                                     DECEMBER 31          SIX MONTHS ENDED
                                             ---------------------------    JUNE 30, 2001
                                                1999(d)             2000     (UNAUDITED)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                                    8.54             7.79           8.16
                                                   ----             ----           ----
  Net investment income ($)                        0.32             0.32           0.13
  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)                         (0.74)            0.37           0.03
                                                   ----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                                  (0.42)            0.69           0.16
                                                   ----             ----           ----
  Dividends from net
    investment income ($)                         (0.33)           (0.32)         (0.15)
  Distribution from
    capital gains ($)                             (0.00)              --            --
                                                   ----             ----           ----
TOTAL DISTRIBUTIONS ($)                           (0.33)           (0.32)         (0.15)
                                                   ----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                                       7.79             8.16           8.17
                                                   ====             ====           ====
Total return (%)(a)                               (5.05)            9.07           2.00(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)                            7,428            9,999          13,227
Expense ratio (%)                                  1.90             2.00           1.98(c)
Expense ratio after
  expense reductions (%)                           1.90             2.00           1.97(c)
Ratio of net investment
  income to average net
  assets (%)                                       3.89             4.01           3.86(c)
Portfolio turnover rate (%)                       24.60            17.47          20.50
-----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.
(d) January 1, 1999 (commencement of share class) to December 31, 1999.

STATE STREET RESEARCH TAX-EXEMPT FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            CLASS B
                            -------------------------------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                                SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2001
                                  1996              1997              1998              1999             2000       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.26              8.10              8.51              8.54             7.79           8.18
                                 -----              ----              ----             -----             ----           ----
  Net investment income ($)       0.32              0.34              0.34              0.32             0.32           0.12
  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.15)             0.40              0.08             (0.74)            0.39           0.04
                                 -----              ----              ----             -----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.17              0.74              0.42             (0.42)            0.71           0.16
                                 -----              ----              ----             -----             ----           ----
  Dividends from net
    investment income ($)        (0.33)            (0.33)            (0.35)            (0.33)           (0.32)         (0.15)
  Distributions from
    capital gains ($)              --                --              (0.04)            (0.00)             --             --
                                 -----              ----              ----             -----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.33)            (0.33)            (0.39)            (0.33)           (0.32)         (0.15)
                                 -----              ----              ----             -----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      8.10              8.51              8.54              7.79             8.18           8.19
                                 =====              ====              ====             =====             ====           ====
Total return (%)(a)               2.15              9.35              5.01             (5.05)            9.32           2.00(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          51,710            54,093            63,445            49,002           40,218         37,329
Expense ratio (%)                 1.79              1.83              1.78              1.90             2.00           1.98(c)
Expense ratio after
  expense reductions (%)          1.79              1.83              1.77              1.90             2.00           1.97(c)
Ratio of net investment
  income to average net
  assets (%)                      4.07              4.15              3.93              3.88             4.04           3.87(c)
Portfolio turnover rate (%)     125.24             60.48             36.22             24.60            17.47          20.50

                                                                            CLASS C
                            -------------------------------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                                SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2001
                                  1996              1997              1998              1999             2000       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.25              8.10              8.50              8.54             7.79           8.18
                                 -----              ----              ----             -----             ----           ----
  Net investment income ($)       0.32              0.34              0.33              0.32             0.32           0.11
  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.14)             0.39              0.10             (0.74)            0.39           0.05
                                 -----              ----              ----             -----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.18              0.73              0.43             (0.42)            0.71           0.16
                                 -----              ----              ----             -----             ----           ----
  Dividends from net
    investment income ($)        (0.33)            (0.33)            (0.35)            (0.33)           (0.32)         (0.15)
  Distributions from
    capital gains ($)              --                --              (0.04)            (0.00)             --             --
                                 -----              ----              ----             -----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.33)            (0.33)            (0.39)            (0.33)           (0.32)         (0.15)
                                 -----              ----              ----             -----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      8.10              8.50              8.54              7.79             8.18           8.19
                                 =====              ====              ====             =====             ====           ====
Total return (%)(a)               2.28              9.23              5.14             (5.04)            9.32           2.00(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)           2,889             2,836             3,982             2,046            2,043          2,098
Expense ratio (%)                 1.79              1.83              1.78              1.90             2.00           1.98(c)
Expense ratio after
  expense reductions (%)          1.79              1.83              1.77              1.90             2.00           1.97(c)
Ratio of net investment
  income to average net
  assets (%)                      4.06              4.16              3.86              3.88             4.04           3.87(c)
Portfolio turnover rate (%)     125.24             60.48             36.22             24.60            17.47          20.50
-----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            CLASS S
                            -------------------------------------------------------------------------------------------------------
                                                          YEARS ENDED DECEMBER 31                                SIX MONTHS ENDED
                            ------------------------------------------------------------------------------------   JUNE 30, 2001
                                  1996              1997              1998              1999             2000       (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                   8.24              8.09              8.49              8.52             7.77           8.16
                                 -----              ----              ----             -----             ----           ----
  Net investment income ($)       0.39              0.42              0.42              0.40             0.39           0.12
  Net realized and
    unrealized gain (loss)
    on investments and
    futures contracts ($)        (0.13)             0.39              0.08             (0.74)            0.40           0.08
                                 -----              ----              ----             -----             ----           ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.26              0.81              0.50             (0.34)            0.79           0.20
                                 -----              ----              ----             -----             ----           ----
  Dividends from net
    investment income ($)        (0.41)            (0.41)            (0.43)            (0.41)           (0.40)         (0.19)
  Distributions from
    capital gains ($)              --                --              (0.04)            (0.00)             --             --
                                 -----              ----              ----             -----             ----           ----
TOTAL DISTRIBUTIONS ($)          (0.41)            (0.41)            (0.47)            (0.41)           (0.40)         (0.19)
                                  ----              ----              ----              ----             ----           ----
NET ASSET VALUE, END OF
  PERIOD ($)                      8.09              8.49              8.52              7.77             8.16           8.17
                                 =====              ====              ====             =====             ====           ====
Total return (%)(a)               3.30             10.33              6.07             (4.11)           10.44           2.51(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)           8,990             8,817            10,713             9,021            8,082          6,564
Expense ratio (%)                 0.79              0.83              0.78              0.90             1.00           0.98(c)
Expense ratio after
  expense reductions (%)          0.79              0.83              0.77              0.90             1.00           0.98(c)
Ratio of net investment
  income to average net
  assets (%)                      5.04              5.15              4.93              4.88             5.05           4.87(c)
Portfolio turnover rate (%)     125.24             60.48             36.22             24.60            17.47          20.50
-----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.


STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
TAX-EXEMPT FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President, Chief Executive             President and Chief Executive
Boston, MA 02111                           Officer                                Officer,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.                  Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                JOHN S. LOMBARDO
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       MARK A. MARINELLA                      for Finance and Operations
Boston, MA 02111                           Vice President                         and Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH
State Street Research                      Treasurer                              DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              EDWARD T. GALLIVAN, JR.                Chief Operating Officer and
Boston, MA 02266-8408                      Assistant Treasurer                    Director, Hewlett-Packard Company
1-87-SSR-FUNDS (1-877-773-8637)
                                           FRANCIS J. MCNAMARA, III               SUSAN M. PHILLIPS
CUSTODIAN                                  Secretary and General Counsel          Dean, School of Business and
State Street Bank and                                                             Public Management, George
Trust Company                              DARMAN A. WING                         Washington University; former
225 Franklin Street                        Assistant Secretary and                Member of the Board of Governors
Boston, MA 02110                           Assistant General Counsel              of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
LEGAL COUNSEL                              SUSAN E. BREEN                         the Commodity Futures Trading
Ropes & Gray                               Assistant Secretary                    Commission
One International Place
Boston, MA 02110                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President, Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH TAX-EXEMPT FUND                        -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------




QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

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    www.ssrfunds.com

CALL us at 1-87-SSR-FUNDS (1-877-773-8637)
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WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Tax-Exempt Fund prospectus.

When used after September 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0802)SSR-LD                                     TE-2193-0801

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------

                             ----------------------
                             NEW YORK TAX-FREE FUND
                             ----------------------

                             SEMIANNUAL REPORT

                             June 30, 2001

                             ----------------------
                                  WHAT'S INSIDE
                             ----------------------

                             INVESTMENT UPDATE

                             About the Fund,
                             Economy and Markets

                             FUND INFORMATION

                             Facts and Figures

                             PLUS, COMPLETE PORTFOLIO HOLDINGS
                             AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                       HONORS COMMITMENT TO:
                                                            INVESTORS
                                                              2000
                                                    ---------------------------

                                                         For Excellence
                                                           in Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o Economic growth slowed sharply in the first half of 2001, but the U.S. economy looks more flat than down at midyear.

o Technology companies are saddled with excess inventories and capital goods spending has declined sharply.

o Consumers continue to spend and home-buying remained strong despite a slight uptick in the jobless rate.

o Short-term interest rates fell dramatically, from 6.0% to 3.75%, as the Federal Reserve took action six times during the six-month period.

THE MARKETS
o Despite a second quarter rebound, major U.S. stock market indexes were down for the period. The S&P 500 Index returned -6.69%(1). The Nasdaq was off -13.97%.

o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.62% and the Merrill Lynch Mortgage-Backed Securities Index was up 3.56% for the six months ended June 30, 2001.(1)

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended June 30, 2001, Class A shares of State Street Research New York Tax-Free Fund returned 2.73% (does not reflect sales charge).(2) Performance was in line with the Lehman Brothers Municipal Bond Index, which returned 2.88% for the same period.(1)

o The fund benefited from a decision to lengthen duration when yields rose in the middle of the second quarter. (Duration is a measure of a bond fund's sensitivity to changing interest rates.)

o Price improvements in the fund's higher- yielding positions added to performance.

o   Healthcare bonds also performed well as business prospects improved.

CURRENT STRATEGY
o   We believe bonds will continue to benefit from falling interest rates.

o We believe municipal bonds will continue to experience demand from high-net-worth investors.

June 30, 2001

(1)The S&P 500 Index (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. The Merrill Lynch Mortgage-Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass- through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2)2.37% for Class B(1) shares; 2.37% for Class B shares; 2.37% for Class C shares; 2.87% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Fund performance may have been increased by the voluntary reduction of fund fees or expenses; without subsidization, performance would have been lower.

(4)Performance reflects a maximum 4.50% Class A share front-end sales charge or 5% Class B(1) or B shares or 1% Class C share contingent deferred sales charges, where applicable.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2001)
--------------------------------------------------------------------------------

1:AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                    (since 7/5/89)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 5.84%             6.01%        4.58%         4.46%
-----------------------------------------------------------------------------
Class B(1)              5.72%             5.86%        4.45%         3.63%
-----------------------------------------------------------------------------
Class B                 5.72%             5.86%        4.45%         3.62%
-----------------------------------------------------------------------------
Class C                 5.73%             5.87%        4.77%         7.61%
-----------------------------------------------------------------------------
Class S                 6.44%             6.72%        5.82%         9.70%
-----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)
-----------------------------------------------------------------------------
                     LIFE OF FUND
                    (since 7/5/89)      10 YEARS      5 YEARS       1 YEAR
-----------------------------------------------------------------------------
Class A                 6.25%             6.50%        5.55%         9.39%
-----------------------------------------------------------------------------
Class B(1)              5.73%             5.87%        4.78%         8.63%
-----------------------------------------------------------------------------
Class B                 5.73%             5.86%        4.78%         8.62%
-----------------------------------------------------------------------------
Class C                 5.73%             5.87%        4.77%         8.61%
-----------------------------------------------------------------------------
Class S                 6.44%             6.72%        5.82%         9.70%
-----------------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                               YIELD           YIELD
----------------------------------------------------------
Class A                        4.00%           6.67%
----------------------------------------------------------
Class B(1)                     3.48%           5.80%
----------------------------------------------------------
Class B                        3.48%           5.80%
----------------------------------------------------------
Class C                        3.48%           5.80%
----------------------------------------------------------
Class S                        4.48%           7.47%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 2001. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax.
Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of net assets)

                AAA                    32%
                AA                     24%
                A                      22%
                BBB                    18%
                BB                      4%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

*14% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.7%
GENERAL OBLIGATION 19.8%

County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% ..........................    $  2,000,000            4/01/2007          $  2,192,380

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1998, 5.25% ......       1,000,000            7/01/2012             1,068,570

County of Nassau, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% .......       1,000,000            1/15/2015             1,073,980

Commonwealth of Puerto Rico, General Obligation Public
Improvement Refunding Bonds, Series 1995A, MBIA
Insured, 5.65% .......................................       1,000,000            7/01/2015             1,105,460

Commonwealth of Puerto Rico, Public Improvement Bonds
of 1999, MBIA Insured, 5.25% .........................       1,000,000            7/01/2015             1,063,900

County of Monroe, New York, Public Improvement
Refunding Bonds, Series A, 6.00% .....................       1,535,000            3/01/2017             1,735,241

Commonwealth of Puerto Rico, General Obligation
Refunding Bonds, Series 1999, MBIA Insured, 0.00% ....       1,000,000            7/01/2017               452,510

City of New York, General Obligation Refunding Bonds,
Series H, 6.00% ......................................       1,500,000            8/01/2017             1,599,915

County of Orange, New York, Various Purposes Serial
Bonds-1997, 5.125% ...................................       1,000,000            9/01/2019             1,008,560
                                                                                                    -------------
                                                                                                       11,300,516
                                                                                                    -------------
AIRPORT 1.8%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, JFK International Air
Terminal LLC Project, MBIA Insured, Subject to AMT,
5.75% ................................................       1,000,000           12/01/2022             1,052,050
                                                                                                    -------------
CERTIFICATES OF PARTICIPATION 2.1%

City of Syracuse, New York, (Syracuse Hancock
International Airport), Certificates of Participation,
Series 1992, Subject to AMT, 6.60% ...................       1,185,000            1/01/2006             1,221,664
                                                                                                    -------------
COLLEGE & UNIVERSITY 11.7%

Dormitory Authority of the State of New York, Canisius
College, Revenue Bonds, Series 1995, CapMAC Insured,
0.00% ................................................       1,550,000            7/01/2013               876,525

Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, Ambac Insured,
5.25% ................................................       1,000,000            2/01/2015             1,022,870

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series C, FSA Insured, 5.75% .........................       1,000,000            5/15/2016             1,106,320

Dormitory Authority of the State of New York, City
University System Consolidated, Series A, Ambac
Insured, 5.625% ......................................       1,000,000            7/01/2016             1,093,140

Dormitory Authority of the State of New York, Yeshiva
University, Insured Revenue Bonds, Series 2001, Ambac
Insured, 5.375%                                                500,000            7/01/2017               518,805

Tompkins County Industrial Development Agency, Civic
Facility Revenue Bonds, Series 2000 Cornell University
Project, 5.625% ......................................       1,000,000            7/01/2020             1,054,780

Dormitory Authority of the State of New York, St.
John's University, Insured Revenue Bonds, Series 2001,
Ambac Insured, 5.25% .................................       1,000,000            7/01/2025             1,003,730
                                                                                                    -------------
                                                                                                        6,676,170
                                                                                                    -------------
HOSPITAL/HEALTHCARE 7.7%

Dormitory Authority of the State of New York, Nyack
Hospital Revenue Bonds, Series 1996, 6.00% ...........       1,500,000            7/01/2006             1,440,000

Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
5.50% ................................................         995,000            8/15/2017             1,020,144

County of Suffolk, New York, Industrial Development
Agency, Civic Facility Revenue Bonds, Series, 1999A,
(The Southampton Hospital Association Civic Facility),
7.25% ................................................       2,000,000            1/01/2030             1,901,080
                                                                                                    -------------
                                                                                                        4,361,224
                                                                                                    -------------
LEASE 7.3%

Lyons Community Health Initiatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% ....................         470,000            9/01/2009               509,005

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% .................................       2,500,000            5/15/2019             2,660,200

Lyons Community Health Initiatives Corp., (New York),
Facility Revenue Bonds, Series 1994, 6.80% ...........         940,000            9/01/2024             1,007,201
                                                                                                    -------------
                                                                                                        4,176,406
                                                                                                    -------------
LIFE CARE 8.7%

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.70% ................................       1,430,000            6/01/2011             1,463,691

Orange County Industrial Development Agency Life Care
Community Revenue Bonds, The Glen Arden, Inc. Project
Series 1998, 5.625% ..................................       1,000,000            1/01/2018               886,320

County of Suffolk, New York, Industrial Development
Agency, Continuing Care Retirement Community, First
Mortgage Fixed Rate Revenue Bonds, (Jefferson's Ferry
Project-Series 1999A), 7.20% .........................       1,500,000           11/01/2019             1,564,200

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ...............................       1,000,000            6/01/2024             1,028,100
                                                                                                    -------------
                                                                                                        4,942,311
                                                                                                    -------------
POWER 3.5%

Long Island Power Authority, Electric System General
Revenue Bonds, Series 1998A, FSA Insured, 0.00% ......       2,000,000           12/01/2014             1,043,660

Long Island Power Authority, Electric System General
Revenue Bonds, Series 2001A, FSA Insured, 5.125% .....       1,000,000            9/01/2029               955,480
                                                                                                    -------------
                                                                                                        1,999,140
                                                                                                    -------------
PREREFUNDED BONDS 3.9%

New York State Thruway Authority, Service Contract
Revenue Bonds, Prerefunded to
4/1/2005 @ 102, 6.25% ................................       1,000,000            4/01/2014             1,117,810

Dormitory Authority of the State of New York,
Prerefunded Mental Health Services Facilities
Improvement Revenue Bonds, 5.50% .....................           5,000            8/15/2017                 5,528

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2000 Series B,
Prefunded, 6.00% .....................................         935,000            6/15/2033             1,074,726
                                                                                                    -------------
                                                                                                        2,198,064
                                                                                                    -------------
SINGLE-FAMILY HOUSING 2.9%

State of New York Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 55, 5.95% ......................       1,550,000           10/01/2017             1,628,058
                                                                                                    -------------
SPECIAL/SALES TAX 11.6%

New York Local Government Assistance Corp., (A Public
Benefit Corporation of the State of New York), Series
1993E Refunding Bonds, 6.00% .........................       2,500,000            4/01/2014             2,838,575

New York City Transitional Finance Authority, Future
Tax Secured Bonds, Fiscal 2001 Series C, (Fixed Rate
Bonds), 5.375% ......................................          500,000            2/01/2017               518,370

Commonwealth of Puerto Rico Infrastructure, Series A,
5.50% ................................................       1,000,000           10/01/2017             1,059,000

New York City Transitional Finance Authority, Future
Tax Secured Bonds, Fiscal 2000 Series C, 5.875% ......       1,000,000           11/01/2017             1,085,830

Virgin Islands Public Finance Authority, Revenue
Bonds, (Virgin Islands Gross Receipts Taxes Loan,
Note), Series 1999A, 6.375% ..........................       1,000,000           10/01/2019             1,075,500
                                                                                                    -------------
                                                                                                        6,577,275
                                                                                                    -------------
STRUCTURED FINANCINGS 1.9%

Port Authority of New York and New Jersey, Special
Project Bonds, Series 4, KIAC Partners Project,
Subject to AMT, 6.75% ................................       1,000,000           10/01/2011             1,063,760
                                                                                                    -------------
TOLL ROADS/TURNPIKE AUTHORITIES 1.9%

New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds Series 1999, 5.75% .....       1,000,000            4/01/2019             1,062,080
                                                                                                    -------------
WATER & SEWER 12.9%

City of Niagara Falls, Niagara County, New York, Water
Treatment Plant Bonds, Series 1994, MBIA Insured,
Subject to AMT, 8.50% ................................       1,000,000           11/01/2006             1,214,320

New York State Environmental Facilities Corporation,
State Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% .....       2,000,000           11/15/2009             2,234,280

Commonwealth of Puerto Rico, Aqueduct and Sewer
Authority, General Revenue Bonds, 6.25% ..............       1,525,000            7/01/2012             1,765,416

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Capital Appreciation
Series D, 0.00% ......................................       1,500,000            6/15/2020               552,750

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2001, Series B,
5.125% ...............................................       1,000,000            6/15/2031               968,740

New York City Municipal Water Finance Authority, Water
and Sewer System Revenue Bonds, Fiscal 2000 Series B,
6.00% ................................................         565,000            6/15/2033               622,579
                                                                                                    -------------
                                                                                                        7,358,085
                                                                                                    -------------
Total Municipal Bonds (Cost $51,944,553) .......................................................       55,616,803
                                                                                                    -------------
SHORT-TERM OBLIGATIONS 1.4%

Lone Star Texas Airport Improvement Authority, 3.30% .         800,000            7/02/2001(+)            800,000
                                                                                                    -------------
Total Short-Term Obligations (Cost $800,000) ...................................................          800,000
                                                                                                    -------------
Total Investments (Cost $52,744,553) - 99.1% ...................................................       56,416,803
Cash and Other Assets, Less Liabilities - 0.9% .................................................          538,007
                                                                                                    -------------
Net Assets - 100.0% ............................................................................    $  56,954,810
                                                                                                    =============

Federal Income Tax Information:

At June 30, 2001, the net unrealized appreciation of investments based on cost for federal income tax purposes of $52,744,553 was as follows:

Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ..........................................     $  3,779,349

Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ..........................................         (107,099)
                                                                                        ---------------
                                                                                           $  3,672,250
                                                                                        ================

---------------------------------------------------------------------------------------
(+) Interest rate on this obligation may reset daily.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

---------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

ASSETS
Investments, at value (Cost $52,744,553) (Note 1) ........................  $56,416,803
Cash .....................................................................      844,781
Interest receivable ......................................................      867,525
Receivable for fund shares sold ..........................................       57,227
Receivable from Distributor (Note 3) .....................................       42,421
Other assets .............................................................       14,675
                                                                            -----------
                                                                             58,243,432
LIABILITIES
Payable for securities purchased .........................................      801,755
Payable for fund shares redeemed .........................................      248,584
Accrued transfer agent and shareholder services
  (Note 2) ...............................................................       68,202
Dividends payable ........................................................       46,261
Accrued management fee (Note 2) ..........................................       25,957
Accrued trustees' fees (Note 2) ..........................................       15,081
Accrued administration fee (Note 2) ......................................       12,709
Accrued distribution and service fees (Note 5) ...........................       12,445
Other accrued expenses ...................................................       57,628
                                                                            -----------
                                                                              1,288,622
                                                                            -----------
NET ASSETS                                                                  $56,954,810
                                                                            ===========

Net Assets consist of:
  Undistributed net investment income ....................................    $  65,533
  Unrealized appreciation of investments .................................    3,672,250
  Accumulated net realized loss ..........................................   (1,462,199)
  Paid-in capital ........................................................   54,679,226
                                                                            -----------
                                                                            $56,954,810
                                                                            -----------

Net Asset Value and redemption price per share of Class A shares
  ($18,143,033 / 2,223,285 shares) .......................................        $8.16
                                                                                  =====

Maximum Offering Price per share of Class A shares ($8.16 / 0.955) .......        $8.54
                                                                                  =====

Net Asset Value and offering price per share of
  Class B(1) shares ($5,174,510 / 634,218 shares)* .......................        $8.16
                                                                                  =====

Net Asset Value and offering price per share of
  Class B shares ($11,916,761 / 1,460,077 shares)* .......................        $8.16
                                                                                  =====

Net Asset Value and offering price per share of
  Class C shares ($855,186 / 104,664 shares)* ............................        $8.17
                                                                                  =====

Net Asset Value, offering price and redemption price per share of Class S
  shares ($20,865,320 / 2,553,326 shares) ................................        $8.17
                                                                                  =====

---------------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
Interest ................................................. $  1,636,852

EXPENSES
Management fee (Note 2) ..................................      157,305
Transfer agent and shareholder services (Note 2) .........       79,767
Custodian fee ............................................       53,757
Administration fee (Note 2) ..............................       38,284
Reports to shareholders ..................................       18,320
Audit fee ................................................        8,456
Trustees' fees (Note 2) ..................................        6,193
Registration fees ........................................        2,869
Legal fees ...............................................        2,806
Distribution and service fees - Class A (Note 5) .........       27,515
Distribution and service fees - Class B(1) (Note 5) ......       23,980
Distribution and service fees - Class B (Note 5) .........       60,980
Distribution and service fees - Class C (Note 5) .........        4,003
Miscellaneous ............................................        2,353
                                                           ------------
                                                                486,588
Expenses borne by the Distributor (Note 3) ...............     (123,725)
Fees paid indirectly (Note 2) ............................       (3,276)
                                                           ------------
                                                                359,587
                                                           ------------
Net investment income ....................................    1,277,265
                                                           ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) .........      147,222
Change in unrealized appreciation of investments .........       84,646
                                                           ------------
Net gain on investments ..................................      231,868
                                                           ------------
Net increase in net assets resulting from operations ..... $  1,509,133
                                                           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                YEAR ENDED          JUNE 30, 2001
                                                             DECEMBER 31, 2000       (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ........................................  $  2,767,919       $  1,277,265
Net realized gain (loss) on investments                             (172,680)           147,222
Change in unrealized appreciation of
  investments ................................................     3,072,239             84,646
                                                                ------------       ------------
Net increase resulting from operations                             5,667,478          1,509,133
                                                                ------------       ------------

Dividends from net investment income:
  Class A ....................................................      (880,852)          (429,381)
  Class B(1) .................................................      (154,443)           (95,310)
  Class B ....................................................      (534,008)          (242,761)
  Class C ....................................................       (30,284)           (15,870)
  Class S ....................................................    (1,120,298)          (523,914)
                                                                ------------       ------------
                                                                  (2,719,885)        (1,307,236)
                                                                ------------       ------------

Net decrease from fund share
  transactions (Note 7) ......................................    (9,192,221)        (1,224,794)
                                                                ------------       ------------
Total decrease in net assets .................................    (6,244,628)        (1,022,897)

NET ASSETS
Beginning of period ..........................................    64,222,335         57,977,707
                                                                ------------       ------------

End of period (including undistributed net
  investment income of $95,504 and
  $65,533, respectively) .....................................  $ 57,977,707       $ 56,954,810
  ========                                                      ============       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1

State Street Research New York Tax-Free Fund is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research New York Tax-Free Fund and State Street Research Tax-Exempt Fund.

The investment objective of the fund is to seek a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes. To achieve its investment objective, the fund intends to invest primarily in securities which are issued by or on behalf of New York State or its political subdivisions and by other governmental entities.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends are declared daily by the fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 2000, the fund had a capital loss carryforward of $1,565,329 available, to the extent provided in regulations, to offset future capital gains, if any, of which $1,037,719 and $527,610 expire on December 31, 2007 and 2008, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through December 31, 1999, the fund incurred net capital losses of $353,690 and has deferred and treated such losses as arising in the fiscal year ended December 31, 2001.

F. FUTURES CONTRACTS
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records realized gain or loss equal to the differences between the value of the contract at the time it was opened and the value at the time it was closed.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended June 30, 2001, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2001, the fees pursuant to such agreement amounted to $157,305.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2001, the amount of such expenses was $37,405.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2001 the fund's transfer agent fees were reduced by $3,276 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,193 during the six months ended June 30, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended June 30, 2001, the amount of such expenses was $38,284.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended June 30, 2001, the amount of such expenses assumed by the Distributor and its affiliates was $123,725.

NOTE 4

For the six months ended June 30, 2001, purchases and sales of securities, exclusive of short-term obligations, aggregated $10,048,579 and $11,897,281, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2001, fees pursuant to such plans amounted to $27,515, $23,980, $60,980 and $4,003 for Class A, Class B(1), Class B and
Class C shares, respectively.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $3,997 and $28,802, respectively, on sales of Class A shares of the fund during the six months ended June 30, 2001, and that MetLife Securities, Inc. earned commissions aggregating $36,683 on sales of Class B(1) shares, and that the Distributor collected contingent deferred sales charges aggregating $20,879 and $1,951 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

NOTE 6

Under normal circumstances at least 80% of the fund's net assets will be invested in New York Municipal Obligations. New York State and New York City face potential economic problems due to various financial, social, economic and political factors which could seriously affect their ability to meet continuing obligations for principal and interest payments. Also, the fund is able to invest up to 25% of total assets in a single industry. Accordingly, the fund's investments may be subject to greater risk than those in a fund with more restrictive concentration limits.

NOTE 7

At a meeting held on August 1, 2001, the Board of Trustees voted to merge the fund into State Street Research Tax-Exempt Fund in February, 2002.A Special Meeting of Shareholders of the New York Tax-Free Fund has been tentatively scheduled for February, 2002. At this meeting, shareholders will be asked to consider and approve an Agreement and Plan or Reorganization between the fund and the State Street Research Tax-Exempt Fund.

If the proposal is approved by the shareholders of the New York Tax-Free Fund, the Tax-Exempt Fund would acquire substantially all of the assets and liabilities of the fund. As a result of this transaction, shareholders of the New York Tax-Free Fund would receive in exchange for shares of the fund, shares of the corresponding class of the Tax-Exempt Fund with an aggregate value equivalent to the aggregate net asset value of their New York Tax-Free Fund investment at the time of the transaction. The transaction is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from Federal income taxes to the shareholders of the New York Tax-Free Fund.

NOTE 8

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At June 30, 2001, the Adviser owned 59,032 Class C shares and MetLife owned 58,907 Class B(1) shares of the fund.

These transactions break down by share class as follows:

                                                                               SIX MONTHS ENDED
                                                 YEAR ENDED                      JUNE 30, 2001
                                              DECEMBER 31, 2000                   (UNAUDITED)
                                       -------------------------------  ------------------------------
CLASS A                                     SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       295,567      $  2,315,163        168,947      $  1,374,074
Issued upon reinvestment of dividends
    from net investment income ......        83,710           655,392         38,960           317,173
Shares redeemed .....................      (728,835)       (5,673,555)      (246,238)       (2,001,113)
                                           --------      ------------        -------      ------------
Net decrease.........................      (349,558)     $ (2,703,000)       (38,331)     $   (309,866)
                                           ========      ============        =======      ============

CLASS B(1)                                  SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       192,031      $  1,508,078        127,703      $  1,041,164
Issued upon reinvestment of dividends
    from net investment income ......        14,671           114,937          5,366            43,033
Shares redeemed .....................      (124,880)         (971,709)       (72,677)         (593,335)
                                           --------      ------------        -------      ------------
Net increase ........................        81,822      $    651,306         60,392      $    490,862
                                           ========      ============        =======      ============

CLASS B                                   SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        30,033      $   231,539         37,423       $   305,345
Issued upon reinvestment of dividends
from net investment income ..........        50,518           395,434         22,104           180,574
Shares redeemed .....................      (465,578)       (3,607,736)      (152,050)       (1,237,451)
                                           --------      ------------        -------      ------------
Net decrease ........................      (385,027)     $ (2,980,763)       (92,523)     $   (751,532)
                                           ========      ============        =======      ============

CLASS C                                     SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        13,040      $    101,514          8,424      $     68,908
Issued upon reinvestment of dividends
    from net investment income ......           851             6,666            543             4,370
Shares redeemed .....................       (11,938)          (92,322)          (896)           (7,365)
                                           --------      ------------        -------      ------------
Net increase ........................         1,953      $     15,858          8,071      $     65,913
                                           ========      ============        =======      ============

CLASS S                                     SHARES          AMOUNT           SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        21,259      $    166,090          9,086      $     73,910
Issued upon reinvestment of dividends
    from net investment income ......        95,122           747,692         27,616           225,392
Shares redeemed .....................      (654,752)       (5,089,404)      (125,207)       (1,019,473)
                                           --------      ------------        -------      ------------
Net decrease ........................      (538,371)     $ (4,175,622)       (88,505)     $   (720,171)
                                           ========      ============        =======      ============
---------------------------------------------------------------------------------------------------------

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                              CLASS A
                                 -----------------------------------------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                 ------------------------------------------------------------------------       JUNE 30, 2001
                                     1996            1997            1998            1999            2000        (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       8.23           8.13           8.48           8.52           7.72                 8.13
                                  -----           ----           ----          -----           ----                 ----
  Net investment income ($)*       0.38           0.39           0.39           0.40           0.38                 0.18
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)     (0.09)          0.35           0.09          (0.77)          0.41                 0.04
                                  -----           ----           ----          -----           ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   0.29           0.74           0.48          (0.37)          0.79                 0.22
                                  -----           ----           ----          -----           ----                 ----
  Dividends from net
    investment income ($)         (0.39)         (0.39)         (0.40)         (0.40)         (0.38)               (0.19)
  Distributions from capital
    gains ($)                       --             --           (0.04)         (0.03)           --                   --
                                  -----           ----           ----          -----           ----                 ----
TOTAL DISTRIBUTIONS ($)           (0.39)         (0.39)         (0.44)         (0.43)         (0.38)               (0.19)
                                  -----           ----           ----          -----           ----                 ----
NET ASSET VALUE, END OF PERIOD
  ($)                              8.13           8.48           8.52           7.72           8.13                 8.16
                                  =====           ====           ====          =====           ====                 ====
Total return(a) (%)                3.68           9.22           5.92          (4.87)         10.48                 2.73(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                     19,636         20,193         21,831         20,158         18,390               18,143
Expense ratio (%)*                 1.10           1.10           1.12           1.11           1.14                 1.16(d)
Expense ratio after expense
  reductions (%)*                  1.10           1.10           1.10           1.10           1.13                 1.15(d)
Ratio of net investment income
  to average net assets (%)*       4.76           4.88           4.55           4.54           4.89                 4.57(d)
Portfolio turnover rate (%)       89.14          50.92          32.86          43.02          22.78                17.97

* Reflects voluntary reduction
  of expenses of these amounts
  (Note 3) (%)                     0.17           0.16           0.13           0.17           0.52                 0.22(d)

                                                                       CLASS B(1)
                                               ------------------------------------------------------
                                                         YEARS ENDED
                                                         DECEMBER 31               SIX MONTHS ENDED
                                               -----------------------------         JUNE 30, 2001
                                                1999(b)               2000            (UNAUDITED)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                                     8.52                 7.72                8.13
                                                -----                -----               -----
  Net investment income ($)*                     0.34                 0.33                0.16
  Net realized and unrealized gain
    (loss) on investments
    and futures contracts ($)                   (0.77)                0.40                0.03
                                                -----                -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)            (0.43)                0.73                0.19
                                                -----                -----               -----
  Dividends from net investment
    income ($)                                  (0.34)               (0.32)              (0.16)
  Distribution from capital gains ($)           (0.03)                 --                  --
                                                -----                -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.37)               (0.32)              (0.16)
                                                -----                -----               -----
NET ASSET VALUE, END OF PERIOD ($)               7.72                 8.13                8.16
                                                =====                =====               =====
Total return(a) (%)                             (5.58)                9.70                2.37(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                                    3,797                4,665               5,175
Expense ratio (%)*                               1.86                 1.86                1.86(d)
Expense ratio after expense
  reductions (%)*                                1.85                 1.85                1.85(d)
Ratio of net investment income to
  average net assets (%)*                        3.88                 4.16                3.87(d)
Portfolio turnover rate (%)                     43.02                22.78               17.97
* Reflects voluntary reduction of expenses
  of these amounts (Note 3) (%)                  0.18                 0.53                0.22(d)
------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(b) January 1, 1999 (commencement of share class) to December 31, 1999.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS B
                                 --------------------------------------------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                 ------------------------------------------------------------------------       JUNE 30, 2001
                                     1996            1997            1998            1999            2000        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       8.23           8.13           8.48           8.52           7.72                 8.13
                                  -----           ----           ----          -----           ----                 ----
  Net investment income ($)*       0.32           0.33           0.32           0.34           0.33                 0.16
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)     (0.09)          0.35           0.10          (0.77)          0.40                 0.03
                                  -----           ----           ----          -----           ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   0.23           0.68           0.42          (0.43)          0.73                 0.19
                                  -----           ----           ----          -----           ----                 ----
  Dividends from net
    investment income ($)         (0.33)         (0.33)         (0.34)         (0.34)         (0.32)               (0.16)
  Distributions from capital
    gains ($)                       --             --           (0.04)         (0.03)           --                   --
                                  -----           ----           ----          -----           ----                 ----
TOTAL DISTRIBUTIONS ($)           (0.33)         (0.33)         (0.38)         (0.37)         (0.32)               (0.16)
                                  -----           ----           ----          -----           ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                       8.13           8.48           8.52           7.72           8.13                 8.16
                                  =====           ====           ====          =====           ====                 ====
Total return(a) (%)                2.91           8.41           5.14          (5.58)          9.70                 2.37(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                     16,824         17,426         19,273         14,957         12,627               11,917
Expense ratio (%)*                 1.85           1.85           1.87           1.86           1.86                 1.86(d)
Expense ratio after expense
  reductions (%)*                  1.85           1.85           1.85           1.85           1.85                 1.85(d)
Ratio of net investment income
  to average net assets (%)*       4.01           4.12           3.81           3.78           4.17                 3.87(d)
Portfolio turnover rate (%)       89.14          50.92          32.86          43.02          22.78                17.97

* Reflects voluntary reduction
  of expenses of these amounts
  (Note 3) (%)                     0.17           0.16           0.13           0.17           0.51                 0.22(d)

                                                                              CLASS C
                                 --------------------------------------------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                 ------------------------------------------------------------------------       JUNE 30, 2001
                                     1996            1997            1998            1999            2000        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       8.23           8.13           8.49           8.52           7.73                 8.14
                                  -----           ----           ----          -----           ----                 ----
  Net investment income ($)*       0.32           0.34           0.32           0.35           0.33                 0.16
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)     (0.09)          0.35           0.09          (0.77)          0.40                 0.03
                                  -----           ----           ----          -----           ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   0.23           0.69           0.41          (0.42)          0.73                 0.19
                                  -----           ----           ----          -----           ----                 ----
  Dividends from net
    investment income ($)         (0.33)         (0.33)         (0.34)         (0.34)         (0.32)               (0.16)
  Distributions from capital
    gains ($)                       --             --           (0.04)         (0.03)           --                   --
                                  -----           ----           ----          -----           ----                 ----
TOTAL DISTRIBUTIONS ($)           (0.33)         (0.33)         (0.38)         (0.37)         (0.32)               (0.16)
                                  -----           ----           ----          -----           ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                       8.13           8.49           8.52           7.73           8.14                 8.17
                                  =====           ====           ====          =====           ====                 ====
Total return(a) (%)                2.90           8.53           5.01          (5.46)          9.68                 2.37(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                        622            805          1,122            731            786                  855
Expense ratio (%)*                 1.85           1.85           1.87           1.86           1.86                 1.86(d)
Expense ratio after expense
  reductions (%)*                  1.85           1.85           1.85           1.85           1.85                 1.85(d)
Ratio of net investment income
  to average net assets (%)*       4.03           4.11           3.80           3.78           4.17                 3.87(d)
Portfolio turnover rate (%)       89.14          50.92          32.86          43.02          22.78                17.97

* Reflects voluntary reduction
  of expenses of these amounts
  (Note 3) (%)                     0.17           0.16           0.13           0.17           0.52                 0.22(d)
-----------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS S
                                 --------------------------------------------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31                            SIX MONTHS ENDED
                                 ------------------------------------------------------------------------       JUNE 30, 2001
                                     1996            1997            1998            1999            2000        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       8.24           8.14           8.49           8.53           7.73                 8.14
                                  -----           ----           ----          -----           ----                 ----
  Net investment income ($)*       0.40           0.43           0.41           0.42           0.41                 0.20
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)     (0.09)          0.33           0.09          (0.77)          0.40                 0.03
                                  -----           ----           ----          -----           ----                 ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   0.31           0.76           0.50          (0.35)          0.81                 0.23
                                  -----           ----           ----          -----           ----                 ----
  Dividends from net
    investment income ($)         (0.41)         (0.41)         (0.42)         (0.42)         (0.40)               (0.20)
  Distributions from capital
    gains ($)                       --             --           (0.04)         (0.03)           --                   --
                                  -----           ----           ----          -----           ----                 ----
TOTAL DISTRIBUTIONS ($)           (0.41)         (0.41)         (0.46)         (0.45)         (0.40)               (0.20)
                                  -----           ----           ----          -----           ----                 ----
NET ASSET VALUE, END OF
  PERIOD ($)                       8.14           8.49           8.53           7.73           8.14                 8.17
                                  =====           ====           ====          =====           ====                 ====
Total return(a) (%)                3.93           9.48           6.18          (4.63)         10.78                 2.87(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                     34,050         31,759         29,505         24,579         21,510               20,865
Expense ratio (%)*                 0.85           0.85           0.87           0.86           0.86                 0.86(d)
Expense ratio after expense
  reductions (%)*                  0.85           0.85           0.85           0.85           0.85                 0.85(d)
Ratio of net investment income
  to average net assets (%)*       5.01           5.13           4.81           4.79           5.17                 4.87(d)
Portfolio turnover rate (%)       89.14          50.92          32.86          43.02          22.78                17.97

* Reflects voluntary reduction
  of expenses of these amounts
  (Note 3) (%)                     0.17           0.16           0.13           0.17           0.51                 0.22(d)
--------------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH NEW YORK TAX-FREE FUND

--------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH TAX-EXEMPT TRUST
--------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
NEW YORK TAX-FREE FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President and Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer, State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         PAUL J. CLIFFORD, JR.
State Street Research &                    Vice President                         BRUCE R. BOND
Management Company                                                                Former Chairman of the Board
One Financial Center                       JOHN H. KALLIS                         Chief Executive Officer and
Boston, MA 02111                           Vice President                         President, PictureTel Corporation

DISTRIBUTOR                                JOHN S. LOMBARDO                       STEVE A. GARBAN
State Street Research                      Vice President                         Former Senior Vice President
Investment Services, Inc.                                                         for Finance and Operations and
One Financial Center                       MARK A. MARINELLA                      Treasurer, The Pennsylvania
Boston, MA 02111                           Vice President                         State University

SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH                      DEAN O. MORTON
State Street Research                      Treasurer                              Former Executive Vice President,
Service Center                                                                    Chief Operating Officer
P.O. Box 8408                              EDWARD T. GALLIVAN, JR.                and Director, Hewlett-Packard
Boston, MA 02266-8408                      Assistant Treasurer                    Company
1-87-SSR-FUNDS (1-877-773-8637)
                                           FRANCIS J. MCNAMARA, III               SUSAN M. PHILLIPS
CUSTODIAN                                  Secretary and General Counsel          Dean, School of Business and
State Street Bank and                                                             Public Management, George
Trust Company                              DARMAN A. WING                         Washington University; former
225 Franklin Street                        Assistant Secretary and                Member of the Board of Governors
Boston, MA 02110                           Assistant General Counsel              of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
LEGAL COUNSEL                              SUSAN E. BREEN                         the Commodity Futures Trading
Ropes & Gray                               Assistant Secretary                    Commission
One International Place
Boston, MA 02110                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President, Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH NEW YORK TAX-FREE FUND                 -----------------
One Financial Center                                             PRSRT STD
Boston, MA 02111                                                   AUTO
                                                             U.S. POSTAGE PAID
                                                               HOLLISTON, MA
                                                                 PERMIT #20
                                                             -----------------




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[Logo] STATE STREET RESEARCH

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research New York Tax-Free Fund prospectus.

When used after September 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0802)SSR-LD                                   NYTF-2192-0801